Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	E*TRADE Trust
Entity Central Index Key	0002048903
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000258015
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee International Index Fund
Trading Symbol	ETISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of April 11, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 12,614,033
Holdings Count | Holding	940
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,614,033
# of Portfolio Holdings	940
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.8%
Sweden	2.8%
Netherlands	3.4%
United States	5.6%
Australia	6.1%
Switzerland	7.5%
Germany	7.9%
France	8.4%
Canada	10.3%
United Kingdom	12.4%
Japan	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.4%
Nestle SA	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.2%
Toyota Motor Corp.	1.0%
AstraZeneca PLC	1.0%
Novartis AG	1.0%
Novo Nordisk AS	1.0%
Shell PLC	1.0%
HSBC Holdings PLC	1.0%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258016
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Large Cap Index Fund
Trading Symbol	ETLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of April 11, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
AssetsNet	$ 7,742,432
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,742,432
# of Portfolio Holdings	505
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.9%
Real Estate	2.0%
Utilities	2.3%
Energy	3.1%
Short-Term Investments	5.3%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	10.4%
Financials	13.4%
Information Technology	28.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.2%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.4%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc.	1.4%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258017
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Municipal Bond Index Fund
Trading Symbol	ETMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of April 11, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 10,614,187
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,614,187
# of Portfolio Holdings	52
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	6.7%
Transportation	5.2%
Hospital	5.7%
Water and Sewer	6.4%
Lease Revenue/Certificates of Participation	7.4%
Education	13.5%
Special Tax Revenue	14.0%
General Obligations	41.1%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Illinois Finance Authority	5.7%
Prosper Independent School District	4.5%
New York State Dormitory Authority	3.9%
New York City	3.7%
North Texas Tollway Authority	3.5%
Colorado	3.5%
San Antonio Texas Electric and Gas Systems Revenue	3.1%
County of Clark	3.0%
Angleton Independent School District	2.6%
Connecticut	2.5%
Total	36.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258018
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Total Market Index Fund
Trading Symbol	ETTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of April 11, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
AssetsNet	$ 12,594,901
Holdings Count | Holding	2,101
InvestmentCompanyPortfolioTurnover	0.00%	[5]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,594,901
# of Portfolio Holdings	2,101
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 0.5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	2.3%
Utilities	2.5%
Real Estate	2.7%
Energy	3.3%
Consumer Staples	5.7%
Communication Services	8.9%
Industrials	9.6%
Consumer Discretionary	10.3%
Health Care	11.0%
Financials	14.1%
Information Technology	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	5.8%
Microsoft Corp.	5.4%
NVIDIA Corp.	4.8%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
Eli Lilly & Co.	1.4%
Berkshire Hathaway, Inc.	1.3%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258019
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee U.S. Bond Index Fund
Trading Symbol	ETBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of April 11, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
AssetsNet	$ 11,029,817
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,029,817
# of Portfolio Holdings	57
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	4.7%
U.S. Agency Securities	4.8%
Corporate Bonds	33.4%
U.S. Treasury Securities	57.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	57.1%
Federal National Mortgage Association	3.4%
Amgen, Inc.	1.9%
Lowe's Cos., Inc.	1.8%
Bank of America Corp.	1.6%
Intel Corp.	1.6%
JPMorgan Chase & Co.	1.6%
Citigroup, Inc.	1.5%
Federal Home Loan Bank	1.5%
AT&T, Inc.	1.5%
Total	73.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds

[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[2]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[3]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[4]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[5]	Amount is less than 0.5%
[6]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.